Contract Balances - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Current liabilities	¥ 203,482	¥ 171,303
Non-current liabilities	7,274	5,778
Contract liabilities	¥ 210,756	¥ 177,081	¥ 134,400